Financial Instruments (Details) - Schedule of categories of financial instruments - DeepGreen Metals Inc. [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortized cost
Cash and cash equivalents	$ 16,880,031	$ 10,096,205	$ 9,604,752	$ 15,950,624	$ 6,646,927
Financial assets		10,096,205		15,950,624
Amortized cost
Accounts payable and accrued liabilities	$ 9,033,765	4,315,477		1,802,514
Deferred acquisition costs		3,440,000
Financial liabilities		$ 7,755,477		$ 1,802,514